Leases - Additional Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Presentation Of Leases For Lessee [Abstract]
Additions to right-of-use assets	$ 0	$ 5,084,858
Movements of depreciation expense and foreign currency gain	36,105
Depreciation of right-of-use assets	593,980
Lease, foreign currency gain	630,085
Short-term lease	0	0
Total cash outflow for leases	$ 425,506	$ 190,426